Cover	Aug. 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2022
Entity File Number	001-40734
Entity Registrant Name	PONO CAPITAL CORP
Entity Central Index Key	0001855631
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	643 Ilalo Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	(808)
Local Phone Number	892-6611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock, and three-quarters of one Redeemable Warrant.
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, and three-quarters of one Redeemable Warrant.
Trading Symbol	PONOU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.000001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.000001 par value per share
Trading Symbol	PONO
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PONOW
Security Exchange Name	NASDAQ